Loans Receivable and Allowance for Loan Losses (Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	$ 299,597	$ 285,160
Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	275,911	259,005
Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	11,563	11,436
Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	12,123	14,719
Performing Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	174,786	170,082
Nonperforming Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	2,846	3,087
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	274,484	262,476
Commercial Real Estate Loans [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	251,484	237,407
Commercial Real Estate Loans [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	11,245	11,009
Commercial Real Estate Loans [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	11,755	14,060
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	25,113	22,684
Commercial Loans [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	24,427	21,598
Commercial Loans [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	318	427
Commercial Loans [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	368	659
Residential Real Estate Loans [Member] | Performing Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	147,197	145,061
Residential Real Estate Loans [Member] | Nonperforming Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	2,846	3,087
Construction Real Estate Loans [Member] | Performing Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	13,435	11,087
Consumer Loans [Member] | Performing Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	$ 14,154	$ 13,934